PRINCIPAL ACCOUNTING POLICIES - Summary of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2022
Contract related intangible assets | Minimum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Contract related intangible assets | Maximum
Property, Plant and Equipment [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Laboratory equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Laboratory equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Software | Minimum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	1 year
Software | Maximum
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Delivery equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	4 years